RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
AGD Advisory Group, Inc. [Member]
Professional fee monthly	$ 20,000	$ 20,000
FWB Consulting, Inc. [Member]
Professional fee monthly	$ 20,000	$ 20,000